Income Taxes (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Tax Credit Carryforward [Line Items]
Tax effect	4,665	$ 6,017
Taiwan operations [Member]
Tax Credit Carryforward [Line Items]
Tax effect	3,337
Taiwan operations [Member] | Minimum [Member]
Tax Credit Carryforward [Line Items]
Expiration year	2015
Taiwan operations [Member] | Maximum [Member]
Tax Credit Carryforward [Line Items]
Expiration year	2016
US operations [Member]
Tax Credit Carryforward [Line Items]
Tax effect	1,328
US operations [Member] | Minimum [Member]
Tax Credit Carryforward [Line Items]
Expiration year	2020
US operations [Member] | Maximum [Member]
Tax Credit Carryforward [Line Items]
Expiration year	2034